UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $516,852 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    18624   364168 SH       SOLE                   109140        0   255028
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     9744   148620 SH       SOLE                     4505        0   144115
AT&T INC                       COM              00206R102    17870   626576 SH       SOLE                   195595        0   430981
BAYTEX ENERGY CORP             COM              07317Q105     7302   175230 SH       SOLE                    56555        0   118675
BRISTOL MYERS SQUIBB CO        COM              110122108    14947   476325 SH       SOLE                   146375        0   329950
CENTURYLINK INC                COM              156700106      254     7675 SH       SOLE                        0        0     7675
CHEVRON CORP NEW               COM              166764100    11701   126375 SH       SOLE                    41760        0    84615
CINCINNATI FINL CORP           COM              172062101    15388   584430 SH       SOLE                   198145        0   386285
CINEMARK HOLDINGS INC          COM              17243V102    17856   945741 SH       SOLE                   278831        0   666910
CONAGRA FOODS INC              COM              205887102    17889   738620 SH       SOLE                   227120        0   511500
CONOCOPHILLIPS                 COM              20825C104    16566   261616 SH       SOLE                    81155        0   180461
DONNELLEY R R & SONS CO        COM              257867101    13858   981417 SH       SOLE                   301170        0   680247
DORCHESTER MINERALS LP         COM UNIT         25820R105     1384    58200 SH       SOLE                     1050        0    57150
DOUGLAS DYNAMICS INC           COM              25960R105     5768   451315 SH       SOLE                   154300        0   297015
DU PONT E I DE NEMOURS & CO    COM              263534109    14355   359148 SH       SOLE                   112470        0   246678
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      215     6050 SH       SOLE                        0        0     6050
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    12197   444015 SH       SOLE                     9960        0   434055
ENERPLUS CORP                  COM              292766102    15099   615275 SH       SOLE                   181240        0   434035
ENTERPRISE PRODS PARTNERS L    COM              293792107      201     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      375     5165 SH       SOLE                        0        0     5165
FEDERATED INVS INC PA          CL B             314211103     7424   423525 SH       SOLE                   181905        0   241620
FNB CORP PA                    COM              302520101    14644  1708805 SH       SOLE                   510930        0  1197875
GALLAGHER ARTHUR J & CO        COM              363576109    17217   654625 SH       SOLE                   205710        0   448915
GENUINE PARTS CO               COM              372460105    17287   340299 SH       SOLE                   104510        0   235789
HEINZ H J CO                   COM              423074103    17165   340042 SH       SOLE                    99430        0   240612
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    16683   785830 SH       SOLE                   246105        0   539725
INTEL CORP                     COM              458140100    11271   528270 SH       SOLE                   156520        0   371750
KIMBERLY CLARK CORP            COM              494368103    20547   289360 SH       SOLE                    75545        0   213815
KRAFT FOODS INC                CL A             50075N104      317     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    17983   908687 SH       SOLE                   269445        0   639242
LOCKHEED MARTIN CORP           COM              539830109    16738   230428 SH       SOLE                    71045        0   159383
MERCK & CO INC NEW             COM              58933Y105    17466   534119 SH       SOLE                   169623        0   364496
NATIONAL CINEMEDIA INC         COM              635309107    10936   753695 SH       SOLE                   244110        0   509585
NUCOR CORP                     COM              670346105    11522   364160 SH       SOLE                   119040        0   245120
RAYONIER INC                   COM              754907103    11249   305757 SH       SOLE                   101960        0   203797
RPM INTL INC                   COM              749685103    16121   862100 SH       SOLE                   272385        0   589715
SONOCO PRODS CO                COM              835495102    15062   533560 SH       SOLE                   160895        0   372665
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108    12279   138759 SH       SOLE                     3925        0   134834
SYSCO CORP                     COM              871829107    17390   671411 SH       SOLE                   197490        0   473921
UNILEVER PLC                   SPON ADR NEW     904767704    17288   554280 SH       SOLE                   152690        0   401590
VALLEY NATL BANCORP            COM              919794107    12913  1219368 SH       SOLE                   395180        0   824188
VERIZON COMMUNICATIONS INC     COM              92343V104     5757   156452 SH       SOLE                    19100        0   137352